Warrant derivative liability (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Changes in Warrant Activity
A summary of changes in warrant activity is presented as follows as of December 31, 2015:

Underwriter Warrants

Outstanding, January 1 and December 31, 2014	3,393
Expired	(3,393)

Outstanding, December 31, 2015	-